Income Tax - Schedule of Income Tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Current: Local
Current: Foreign
Deferred: Local
Deferred: Foreign
Income tax expense